Trade receivables	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade Receivables [Abstract]
Trade receivables

19. Trade receivables

	2021	2020
Trade receivables	106,402	72,009
Less: allowance for expected credit losses	(883)	(712)
Trade receivables—net	105,519	71,297

Carrying amounts, by currency, for the Group’s trade receivables are as follows:

	2021	2020
EUR	32,394	20,941
GBP	18,541	15,421
USD	24,877	13,830
CNY	20,871	14,048
SEK	3,979	5,184
Other	4,857	1,873
Total	105,519	71,297

For more information on aging schedule and the allowance for expected credit losses, please see Note 3.1.2.

The maximum exposure to credit risk on the date of the statement of financial position is the carrying amounts according to the above.